Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.625% Notes due 2030
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.98805
Maximum Aggregate Offering Price	$ 296,415,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,381.14
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).